CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (31,465,947)	$ (24,056,359)	$ (246,527,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for (reversal of) doubtful accounts	7,697,124	(169,731)	4,951,593
Depreciation and amortization	3,346,438	4,163,497	7,772,392
Impairment loss on intangible assets and goodwill			178,814,411
Loss on disposal of fixed assets	308,337	120,763	169,484
Gain on disposal of equity interest in subsidiaries		(1,309)
Share of (profits) losses from equity method investees	1,946	76,412	(45,509)
Share-based compensation	570,681	842,290	668,654
Change in fair value of derivative instrument	(157,518)
Interest accretion to convertible promissory notes	574,834
Gain on settlements of consideration payable	(1,800,047)
Finance cost on consideration payable		2,149,903	5,993,145
Deferred tax	151,837	303,158	(7,673,154)
Changes in operating assets and liabilities:
Accounts receivable	(5,342,268)	(1,295,946)	25,091,818
Amounts due from related parties	(149,088)	(158,835)	359,519
Prepaid expenses and other current assets	9,492,824	8,036,598	10,213,637
Placement of restricted bank balances	(325,812)	(492,142)
Accounts payable	1,251,333	(2,135,965)	(8,536,087)
Accrued expenses and other current liabilities	10,058,611	3,804,911	1,250,684
Amounts due to related parties	(492,374)	(207,932)	401,228
Income tax payable	(51,162)	26,057	(94,836)
Net cash used in operating activities	(6,330,251)	(8,994,630)	(27,190,937)
Cash flows from investing activities:
Settlements of consideration payable	(12,000,000)
Acquisitions of fixed assets	(2,196,289)	(1,533,617)	(1,801,722)
Proceeds from the disposal of fixed assets		74,931
Acquisitions of intangible assets	(1,784)	(91,615)	(109,065)
(Placement) withdrawal of restricted cash	12,365,432	2,500,000	(11,204,082)
Investment in an equity method investee		(160,382)
Net cash flow from disposal of equity interest in subsidiaries		1,309
Net cash provided by (used in) investing activities	(1,832,641)	790,626	(13,114,869)
Cash flows from financing activities:
Proceeds from bank loans	1,629,062	24,548,311	31,851,581
Repayment of bank loans	(14,001,792)	(7,487,235)	(43,484,471)
Capital injection in a subsidiary from noncontrolling interests	1,635,162
Proceeds from exercise of share options			39,000
Net cash provided by (used in) financing activities	(10,737,568)	17,061,076	(11,593,890)
Effect of changes in exchange rate	(564,346)	1,079,906	602,448
Net increase (decrease) in cash and cash equivalents	(19,464,806)	9,936,978	(51,297,248)
Cash and cash equivalents at the beginning of the year	38,949,359	29,012,381	80,309,629
Cash and cash equivalents at the end of the year	19,484,553	38,949,359	29,012,381
Supplemental disclosure of cash flow information:
Income taxes paid	51,162	73,442	220,569
Interest paid	3,028,323	1,836,787	2,140,197
Settlement of consideration payable by issuance of convertible promissory notes	$ 58,000,000